Contents of Significant Accounts - Components of Other Comprehensive Income (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Statement of changes in equity [abstract]
Remeasurements of defined benefit pension plans , Arising during the period	$ 106,403	$ 3,557	$ (55,060)	$ (184,186)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	5,486,209	183,424	1,454,018	0
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss, Arising during the period	0	0	(2,572)	0
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Arising during the period	899,025	30,058	(103,319)	1,221
Exchange differences on translation of foreign operations, Arising during the period	(3,292,023)		(47,417)	(5,975,203)
Unrealized gains or losses on available-for-sale financial assets, Arising during the period				1,224,344
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Arising during the period	8,799		(11,069)	604,675
Total other comprehensive income (loss), Arising during the period	3,208,413		1,234,581	(4,329,149)
Exchange differences on translation of foreign operations, Reclassification adjustments during the period	14,085		408	0
Unrealized gains or losses on available-for-sale financial assets, Reclassification adjustments during the period				(642,905)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Reclassification adjustments during the period	6,594		(12,897)	102,302
Total other comprehensive income (loss), Reclassification adjustments during the period	20,679		(12,489)	(540,603)
Remeasurements of defined benefit pension plans, Before tax	106,403	3,557	(55,060)	(184,186)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Before tax	5,486,209	183,424	1,454,018	0
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Before tax	899,025	30,058	(103,319)	1,221
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss, Before tax	0	0	(2,572)	0
Exchange differences on translation of foreign operations, Before tax	(3,277,938)	(109,593)	(47,009)	(5,975,203)
Unrealized gains or losses on available-for-sale financial assets, Before tax	0	0	0	581,439
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Before tax	15,393	515	(23,966)	706,977
Total other comprehensive income (loss), Before tax	3,229,092		1,222,092	(4,869,752)
Remeasurements of defined benefit pension plans, Income tax effect	(21,281)		32,647	31,311
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Income tax effect	(394,695)		(419,198)
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss, Income tax effect	0		514	0
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Income tax effect	(41,643)		27,741	0
Exchange differences on translation of foreign operations, Income tax effect	14,949		(28,845)	59,838
Unrealized gains or losses on available-for-sale financial assets,Income tax effect	0		0	100,059
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Income tax effect	(8,843)		659	(135,989)
Total other comprehensive income (loss), Income tax effect	(451,513)		(386,482)	55,219
Remeasurements of defined benefit pension plans, Net of tax	85,122		(22,413)	(152,875)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income, Net of tax	5,091,514		1,034,820
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss, Net of tax			(2,058)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss, Net of tax	857,382		(75,578)	1,221
Exchange differences on translation of foreign operations, Net of tax	(3,262,989)		(75,854)	(5,915,365)
Unrealized gains or losses on available-for-sale financial assets, Net of tax				681,498
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss, Net of tax	6,550		(23,307)	570,988
Total other comprehensive income (loss), net of tax	$ 2,777,579	$ 92,865	$ 835,610	$ (4,814,533)